Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income [Abstract]
OTHER INCOME

Note 12 — OTHER INCOME

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Interest income	5	52,991	41,663
Government grants	2,784	3,596	2,827
Total other income	2,789	56,587	44,490

Other income, which consists primarily of interest from a loan to a third party, was S$2,789 for the year ended December 31, 2024, and S$56,587 ($44,490) for the six months ended June 30, 2025.

Note 12 — OTHER INCOME

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Interest income	—	4	28,494	20,856
Government grants	16,188	4,296	7,133	5,222
Other miscellaneous income	34,290	20,534	159	116
Total other income	50,478	24,834	35,786	26,194